TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets
The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule Of Income Tax Expense (Benefit)
The income tax expense (benefit) for the years ended December 31, 2014, 2015 and 2016 consisted of the following:

	Year ended December 31,
	2014	2015	2016

Current	$(3,382)	$3,895	$1,418
Deferred	9,883	1,947	343

	$6,501	$5,842	$1,761

Domestic (Israel)	$335	$(606)	$968
Foreign	6,166	6,448	793

	$6,501	$5,842	$1,761

Schedule Of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2015	2016
Deferred tax assets:

Net operating loss carry forward	$64,476	$79,860
Research and Development	5,147	3,843
Other temporary differences mainly relating to reserve and allowances	30,283	28,012

Deferred tax asset before valuation allowance	99,906	111,715
Valuation allowance	(97,899)	(110,143)

Deferred tax asset	2,007	1,572

Deferred tax liabilities:

Acquired intangibles	(185)	(228)

Deferred tax asset, net	$1,822	$1,344

Schedule Of Income (Loss) Before Taxes	Income (Loss) before taxes is comprised as follows:
	Year ended December 31,
	2014	2015	2016

Domestic	$(81,227)	$14,479	$(518)
Foreign	11,249	(7,626)	13,708

	$(69,978)	$6,853	$13,190

Schedule Of Income Tax Reconciliation

	Year ended December 31,
	2014	2015	2016
Income (Loss) before taxes as reported in the consolidated statements of operations	$(69,978)	$6,853	$13,190

Statutory tax rate	26.5%	26.5%	25%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$(18,544)	$1,816	$3,298
Non-deductible expenses	2,741	1,527	467
Non-deductible expenses related to employee stock options	886	430	268
Changes in tax rate	-	-	8,900

Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	20,286	2,003	(10,055)
Other	1,132	66	(1,117)

Actual tax expense	$6,501	$5,842	$1,761

Schedule Of Changes In Unrecognized Tax Benefits

	December 31,
	2015	2016

Uncertain tax positions, beginning of year	$4,659	$6,942
Decreases in tax positions for prior years	(3,722)	(4,362)
Increases in tax positions for prior years	2,875	620
Increase in tax position for current year	3,130	1,486

Uncertain tax positions, end of year	$6,942	$4,686